Correction of immaterial errors (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Correction of immaterial errors [Abstract]
Interest expense	$ 300,463,958	$ 86,435,979	$ 50,449,401
Interest paid	257,726,242	45,065,474	38,161,827
Deferred tax liability	4,031,599,864	4,353,712,591
Income tax expense	(52,130,224)	230,709,407	105,858,981
Accumulated deficit	$ (1,181,044,835)	(1,238,837,756)
Increase (Decrease) Due to Correction of Immaterial Errors [Member]
Correction of immaterial errors [Abstract]
Interest expense		(241,931,148)	(102,952,238)
Interest paid		(241,931,148)	(102,952,238)
Deferred tax liability		57,837,597	(2,384,364)
Income tax expense		60,221,961	22,754,018
Accumulated deficit		$ 57,837,597	$ (2,384,364)	$ (25,138,382)